As filed with the Securities and Exchange Commission on June 6, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – March 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

Pine Grove Alternative Institutional Fund

Annual Report

March 31, 2019

Pine Grove Alternative Institutional Fund

Statement of Assets and Liabilities

As of March 31, 2019

ASSETS

Total investments, at fair value (Cost $11,634,951)	$12,224,567
Cash	830,187
Receivable from investments sold	11,977,707
Dividends receivable	13,509
Expense reimbursement from Adviser	13,597
Total Assets	25,059,567

LIABILITIES

Liquidation of shares payable	14,991,891
Accrued Liabilities:
Fund services fees	7,300
Professional fees	32,171
Shareholder servicing fees	4,626
Printing expenses	10,811
Other expenses	18,210
Total Liabilities	15,065,009

NET ASSETS	$9,994,558

COMPONENTS OF NET ASSETS
Paid-in capital	$15,559,745
Distributable earnings	(5,565,187)
NET ASSETS	$9,994,558

NET ASSETS
Class I Shares	$9,095,816
Class A Shares	$898,742

SHARES OUTSTANDING (200,000 total Fund shares authorized, $0.001 par value)
Class I Shares	9,403.33
Class A Shares	930.01

NET ASSET VALUE PER SHARE
Class I Shares	$967.30
Class A Shares	$966.38

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund

Schedule of Investments

As of March 31, 2019

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds (a)
Credit Long/Short (b)
Anchorage Capital Partners Offshore, Ltd.	155	$ 184,853	$ 185,097	1.9%	Quarterly	90
Diameter Offshore Fund LP	450	450,024	473,904	4.7	Quarterly	90
King Street Capital, Ltd.	1,271	129,263	105,853	1.1	Other (c)	-
LibreMax Offshore Fund, Ltd.	458	597,599	703,312	7.0	Quarterly	90
One William Street Capital Offshore Fund, Ltd.	475	613,405	666,455	6.7	Quarterly	90
Silver Point Capital Offshore Fund, Ltd.	58	574,071	702,164	7.0	Quarterly	90
The Canyon Value Realization Fund (Cayman), Ltd.	224	662,205	784,772	7.9	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	344	675,227	854,693	8.5	Quarterly	90
		3,886,647	4,476,250	44.8

Relative Value (d)
Juniperus Insurance Opportunity Fund Limited	168	163,835	163,848	1.6	Semi-Annually	90
Total Private Investment Funds		4,050,482	4,640,098	46.4

Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund	7,584,469	7,584,469	7,584,469	75.9

Total Investments		$ 11,634,951	$ 12,224,567	122.3%
Other Assets & Liabilities, Net			(2,230,009)	(22.3)%
Net Assets			$ 9,994,558	100.0%

(a)	No unfunded commitments as of March 31, 2019.
(b)
Credit Long/Short: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(c)	Other represents private investment funds for which the Fund expects to receive the stated fair value as proceeds.
(d)
Relative Value: This class includes Private Investment Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Credit Long/Short	44.8%
Relative Value	1.6
Money Market Fund	75.9
Other Assets and Liabilities, Net	(22.3)
Total	100.0%

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund

Statement of Operations

Year Ended March 31, 2019

Investment Income
Dividends	$106,664
Total investment income	106,664

Expenses
Management fees	415,825
Fund services fees	94,954
Trustees’ fees and expenses	90,000
Professional fees	182,965
Custodian fees	9,264
Registration fees	14,202
Shareholder servicing fees – Class A Shares	34,848
Interest expense (Note 7)	10,248
Printing expenses	15,180
Miscellaneous expenses	12,059
Total expenses	879,545
Fees waived and expenses reimbursed by Investment Adviser (Note 4)	(389,994)
Net Expenses	489,551

NET INVESTMENT LOSS	(382,887)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,889,033
Net change in unrealized appreciation on investments	(3,436,257)
Net realized and unrealized gain on investments	1,452,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,069,889

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2019	Year Ended March 31, 2018
OPERATIONS
Net investment loss	$(382,887)	$(948,530)
Net realized gain on investments	4,889,033	3,202,095
Net change in unrealized appreciation on investments	(3,436,257)	492,163
Net increase in net assets resulting from operations	1,069,889	2,745,728
DISTRIBUTIONS TO SHAREHOLDERS
Class I Shares	(1,401,925)	(2,406,055)*
Class A Shares	(98,075)	(193,945)*
Decrease in net assets resulting from distributions to shareholders	(1,500,000)	(2,600,000)
CAPITAL SHARE TRANSACTIONS
Class I Shares
Sale of shares	50,000	3,130,424
Reinvestment of distributions	-	1,922,705
Repurchase of shares	(1,650,351)	(9,286,609)
Liquidation of shares	(39,318,001)	-
Class A Shares
Sale of shares	100,000	300,000
Reinvestment of distributions	-	179,260
Repurchase of shares	(257,545)	(588,287)
Liquidation of shares	(3,886,631)	-
Decrease in net assets resulting from capital share transactions	(44,962,528)	(4,342,507)
Decrease in net assets	(45,392,639)	(4,196,779)
NET ASSETS
Beginning of year	55,387,197	59,583,976
End of year	$9,994,558	$55,387,197 **
SHARE TRANSACTIONS
Class I Shares
Beginning of year	51,844.69	56,082.69
Sale of shares	51.42	3,178.24
Reinvestment of distributions	-	1,998.01
Repurchase of shares	(1,664.61)	(9,414.25)
Liquidation of shares	(40,828.17)	-
End of year	9,403.33	51,844.69
Class A Shares
Beginning of year	5,127.95	5,233.29
Sale of shares	101.52	308.57
Reinvestment of distributions	-	186.25
Repurchase of shares	(261.45)	(600.16)
Liquidation of shares	(4,038.01)	-
End of year	930.01	5,127.95

* Book basis distributions were sourced from net investment income for the year ended March 31, 2018.
** Includes distributions in excess of net investment income of $5,370,842 at March 31, 2018. The requirement to disclose the corresponding amount as of March 31, 2019 was eliminated pursuant to Final Rule 33-10532 (Note 8).

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund

Statement of Cash Flows

Year Ended March 31, 2019

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$1,069,889
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(33,736,389)
Proceeds from sale of investments	77,325,624
Net realized gain on sale of investments	(4,889,033)
Net change in unrealized appreciation on investments	3,436,257
Change in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	333,333
Receivable from investments sold	(9,376,290)
Dividends receivable	(12,973)
Prepaid expenses	14,160
Expense reimbursement from Adviser	(13,597)
Management fees payable	(87,259)
Fund services fees payable	3
Professional fees payable	14,141
Shareholder servicing fees payable	(5,804)
Interest expense (Note 7)	(2,815)
Printing expense payable	6,517
Other expenses payable	(38,682)
Net Cash Provided By Operating Activities	34,037,082

Cash Flows From Financing Activities
Sale of shares	100,000
Repurchase of shares	(3,826,474)
Liquidation of shares	(28,212,741)
Payments for shareholder distributions	(1,500,000)
Net Cash Used In Financing Activities	(33,439,215)

Net Increase in Cash	597,867

Cash - Beginning of Year	232,320

Cash - End of Year	$830,187

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund

Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each year.

	Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015
CLASS I SHARES
NET ASSET VALUE, Beginning of Year	$ 972.34		$ 971.93		$ 929.32		$ 1,007.48		$ 1,028.21
INVESTMENT OPERATIONS
Net investment loss (a)	(7.42)		(15.16)		(14.71)		(14.88)		(15.34)
Net realized and unrealized gain (loss)	33.39		61.73		89.60		(60.54)		14.17
Total from investment operations	25.97		46.57		74.89		(75.42)		(1.17)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31.01)		(46.16)		(32.28)		(2.74)		(19.20)
Realized gains	-		-		-		-		(0.36)
Total distributions to shareholders	(31.01)		(46.16)		(32.28)		(2.74)		(19.56)

NET ASSET VALUE, End of Year	$ 967.30		$ 972.34		$ 971.93		$ 929.32		$ 1,007.48

TOTAL RETURN	2.72%		4.84%		8.11%		(7.49)%		(0.11)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$ 9,096		$ 50,410		$ 54,508		$ 70,288		$ 93,817
Ratios to Average Net Assets:
Net investment loss (b)	(0.76)%		(1.54)%		(1.54)%		(1.53)%		(1.50)%
Net expense (b)	0.98	%(c)(e)	1.55	%(c)	1.54	%(c)	1.53	%(c)(d)	1.50	%(c)
Gross expense (b)	1.83	%(c)(f)	1.77	%(c)(f)	1.69	%(c)(f)	1.53	%(c)	1.78	%(c)(f)
PORTFOLIO TURNOVER RATE	5%		46%		39%		50%		39%

(a)	Calculated based on average shares outstanding during each year.
(b)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(c)	Includes interest expense of 0.02%, 0.02%, 0.04%, 0.03% and 0.00%, respectively (Note 7).
(d)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(e)	Includes fees waived and expenses reimbursed by Investment Adviser of (0.85)% (Note 4).
(f)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund

Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2019		Year Ended March 31, 2018		October 1, 2016 (a) through March 31, 2017
CLASS A SHARES
NET ASSET VALUE, Beginning of Period	$ 970.51		$ 969.90		$ 965.12
INVESTMENT OPERATIONS
Net investment loss (b)	(15.39)		(23.27)		(11.43)
Net realized and unrealized gain	33.19		61.55		46.48
Total from investment operations	17.80		38.28		35.05
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21.93)		(37.67)		(30.27)
NET ASSET VALUE, End of Period	$ 966.38		$ 970.51		$ 969.90
TOTAL RETURN	1.87%		3.98%		3.67	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 899		$4,977		$5,076
Ratios to Average Net Assets:
Net investment loss (d)	(1.57)%		(2.37)%		(2.36)	%(e)
Net expense (d)	1.80	%(f)(g)	2.38	%(f)	2.37	%(e)(f)
Gross expense (d)	2.67	%(f)(h)	2.61	%(f)(h)	2.61	%(e)(f)(h)
PORTFOLIO TURNOVER RATE	5%		46%		39	%(c)

(a)	Commencement of operations. The beginning net asset value of Class A Shares was based on the closing net asset value of the shares exchanged as outlined in Note 1.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.02%, 0.02% and 0.04%, respectively (Note 7).
(g)	Includes fees waived and expenses reimbursed by Investment Adviser of (0.85)% (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

Note 1. Organization
Pine Grove Alternative Institutional Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013. Prior to being closed to subscriptions and beginning the process of liquidation (as discussed below), the Fund offered on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, “Fund Shares”). Class A Shares are subject to a sales load of up to 3% of the investor’s subscription. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the “Plan”). Pursuant to the Plan, Pine Grove Alternative Fund’s Class I Shares were exchanged for an equivalent value of Class A Shares (the “Exchange”) of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund supervises the conduct of the Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund’s day-to-day investment activities.
On July 30, 2018, the Fund’s Board, upon the recommendation of the Investment Adviser, and upon careful consideration, approved a proposal to liquidate the Fund pursuant to the terms of its plan of liquidation (the “Plan of Liquidation”). Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, and the remaining proceeds will be distributed to the Fund’s shareholders.
The liquidation schedule is anticipated to be as follows:
Timing of Payments to Shareholders	Approximate Percentage of Net Asset Value
Q4 2018	Up to 10%
Q1 2019	Up to 45%
Q3 2019	Up to 40%
Q2 2020	Up to 5%

The Fund will be dissolved as soon as reasonably practicable following the liquidation. The Fund was closed to any subscriptions as of July 31, 2018 and will not make any further tender offers to repurchase Fund’s Class A or Class I Shares. Shareholders will not be required to submit any written tender documentation in connection with the liquidation. Following the closure of the Fund to subscriptions, the Investment Adviser will engage in business and activities for the purposes of winding down the Fund’s business affairs and transitioning its portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets. In preparing for the liquidation and the process of transitioning its portfolio, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact performance. Pending the Fund’s final distribution, the Fund may remain invested in certain Private Investment Funds, which means that certain of the Fund’s assets will still be exposed to the risks of the Fund’s investment program. In addition, the liquidation may result in various federal, state, local and/or foreign tax consequences for shareholders of the Fund. Shareholders should consult with their respective tax advisers for information regarding all tax consequences of their investment in the Fund.
Dates and amounts set forth in the Plan of Liquidation, including those in the liquidation schedule above, may be changed without notice to shareholders, at the discretion of the Board or the Fund’s officers.
Upon the distribution of all of the Fund’s assets, the Fund intends promptly to deregister under the Investment Company Act of 1940, as amended, and dissolve under Delaware law.

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – The valuation of the Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Fund’s net assets is determined as of the close of the Fund’s business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Fund by the Private Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments.”  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its total investments on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund’s reporting date.  The fair value of the Fund’s Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund’s investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources. The Valuation Committee used alternative sources to value $105,853 of Private Investment Funds during the year ended March 31, 2019.
For investments other than Private Investment Funds and Mutual Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As of March 31, 2019, all investments were valued using the practical expedient, except for King Street Capital, Ltd., which was valued as a Level 2 investment. The total value of Level 2 investments is $105,853.
There were no transfers in or out of Level 3 for the year ended March 31, 2019.
There are no redemption restrictions with regards to the Private Investment Funds’ holdings.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Fund will be reinvested in additional shares of the Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund’s tax year is October 31, 2018. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.
The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2019 that would require recognition, de-recognition or disclosure.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.
The Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Fund from making an offer to repurchase shares. Fund shareholders do not have the right to require the Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management Fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Fund’s month-end net asset value. Effective August 1, 2018, the Investment Adviser agreed to waive its management fee for the duration of the liquidation process until the Fund is dissolved under Delaware law. For the year ended March 31, 2019, the Investment Adviser waived management fees totaling $248,585.
Shareholder Servicing Fees – The Fund pays Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority (“FINRA”) that has entered into a shareholder servicing agreement with Atlantic (collectively, “Service Agents”), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

Agents who are invested in the Class A Shares through the Service Agents. The shareholder servicing fees expense for the year ended March 31, 2019 was $34,848.
Expenses Reimbursed by Investment Adviser –The Investment Adviser has agreed to waive and/or reimburse the Fund’s other expenses (excluding extraordinary expenses, any shareholder servicing fees and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s other expenses at 0.60% through August 1, 2018. For the year ended March 31, 2019, the Investment Adviser reimbursed expenses of $141,409.
For a period of five years subsequent to the Fund’s commencement of operations, or from the commencement of operations of each new share class of shares thereof, the Fund may repay the Investment Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of the Fund to exceed the expense cap in place at the time the fees were repaid. As of March 31, 2019, $887,920 is subject to recoupment by the Investment Adviser.
Distribution – Prior to November 9, 2018, Foreside Fund Services, LLC served as the Fund’s distributor and was not and is not affiliated with the Investment Adviser or with Atlantic or their affiliates. Effective November 9, 2018, the Fund no longer requires the services of a distributor as it is no longer offering shares.
Custodian – J.P. Morgan Chase Bank, N.A. (the “Custodian”) serves as the Fund’s independent custodian of its investments in underlying private investment companies. The Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf. The Fund’s management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. The Fund pays Atlantic a fee for its services (collectively, “Fund Services Fees”) as provided in the administrative agreement.
Trustees and Officers – The Fund pays the Trustees, who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”), each an annual retainer fee of $30,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2019, were $1,883,901 and $52,432,886 respectively.
Note 6. Line of Credit
Effective September 28, 2018, the Fund closed a committed $4 million secured line of credit agreement with Societe Generale. During the period, the Fund temporarily borrowed from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Fund in connection with (i) subscriptions and redemptions by investors of the Fund; (ii) subscriptions and redemptions by the Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Fund. Interest was charged to the Fund based on its borrowings at an amount above the LIBOR rate. The line of credit was secured by the Fund’s cash and investment securities. The Fund was required to pay a commitment fee at a rate of 0.50% per annum on the unused portion of the line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the year ended March 31, 2019, were $5,423 and 3.46%, respectively.

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

Note 7. Federal Income Tax
Distributions during the tax year as noted were characterized as follows:
Ordinary Income
October 31, 2018	$2,600,000
October 31, 2017	2,200,000

As of October 31, 2018, the components of distributable earnings were as follows:
Undistributed ordinary income	$373,524
Capital and other losses	(5,146,219)
Unrealized appreciation	1,002,039
Total	$(3,770,656)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Accordingly the following permanent differences, primarily due to tax adjustments related to passive foreign investment companies, partnerships and amortization of organization costs, have been reclassified with the capital accounts during the tax year ended October 31, 2018. These reclassifications have no effect on net assets.

Paid-in-Capital	Total Distributable Loss
$1,401	$(1,401)

As of March 31, 2019, the cost of investments is $15,094,746 for federal income tax purposes. The related net unrealized depreciation consists of the following:
Gross Unrealized Appreciation	$53,083
Gross Unrealized Depreciation	(2,923,262)
Net Unrealized Appreciation	$(2,870,179)

As of October 31, 2018, the Fund has $2,326,290 of available short-term capital loss carryforwards and $2,819,929 of available long-term capital loss carryforwards that have no expiration date.
Note 8. Recent Accounting Pronouncements and Securities and Exchange Commission Updates
In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework  - Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The amendments in ASU 2018-13 modify the disclosure requirements in Topic 820 of the disclosure framework. The modifications include the removal to disclose the amount of and reason for transfers between Level I and Level II of the fair value hierarchy, the policy for timing of transfers between levels, the valuation processes for Level III fair value measurements, and the changes in unrealized gains and losses for the period included in earnings for recurring Level III fair value measurements held at the end of the reporting period. Also, in lieu of a roll forward for Level III fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level III of the fair value hierarchy and purchases and issues of Level III assets and liabilities. Additionally, for investments for certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee's assets and the date when restrictions from redemptions might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. ASU 2018-13 is effective for fiscal years beginning December 15, 2019 with early adoption permitted to any removed or modified disclosures of this update. The Fund has adopted ASU 2018-13 within these financial statements.
In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to

Pine Grove Alternative Institutional Fund

Notes to Financial Statements

March 31, 2019

shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Fund’s financial statements for the year ended March 31, 2019.
Note 9. Subsequent Events
The Fund has evaluated all subsequent events through May 29, 2019, the date that these financial statements were issued. The Fund made liquidation payments of $14,991,891, which are included on the Statement of Assets  and Liabilities as Liquidation of shares payable, on April 30, 2019.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Pine Grove Alternative Institutional Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the “Fund”), including the schedule of investments, as of March 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2019, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2019, by correspondence with management of the underlying investment funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

May 29, 2019

A member firm of Ernst & Young Global Limited

Pine Grove Alternative Institutional Fund

Additional Information (Unaudited)

March 31, 2019

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30, 2018 is available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Ms. McCloskey is considered an Interested Trustee due to her affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, LLC (“UBP”), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	1	None.
Boris Onefater Born: 1967	Trustee	Since 2013	Managing Partner and CEO, Constellation Advisers LLC, since 2008.	1	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Auriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP Asset Management, LLC, 2009 – 2012.	1	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pine Grove Alternative Institutional Fund

Additional Information (Unaudited)

March 31, 2019

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Interested Trustee:
Michelle McCloskey Born: 1961	President, Chief Executive Officer and Trustee	Since 2016	President of Man Americas (since 2017); President of FRM Investment Management (USA) LLC (since 2015); Head of Research of FRM (since 2012); Head of Research RMF Investment Management (USA) Corp. (since 2010).	2	None.
(2)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Colin Bettison Born: 1979	Treasurer and Chief Financial Officer	Since 2018	Head of Operations, Man Americas April 2015; Head of Middle Office Accounting, Man Group (2007- April 2015).
Gino Malaspina Born: 1968	Vice President and Secretary	Since 2016
Senior Counsel, Atlantic since 2014; Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC, 2010 -2014; and Associate, Stradley Ronon Stevens & Young, LLP, 2009 – 2010.

Lee M. Binks Born: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2016	Head of FRM Compliance, Deputy CCO Man Investments USA since 2014; Director Compliance, Barclays Capital 2008 – 2014.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses experience of its management, and other information.

218-ANR-0319

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Institutional Fund (the “Registrant”) has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the “Code of Ethics”).

(c)	There were no amendments to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(d)	There were no waivers to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is filed under Item 13(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees (the “Board”) has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the fiscal years ended March 31, 2018 and March 31, 2019 (the “Reporting Periods”) to the Registrant for the Reporting Period for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $47,000 in 2018 and $47,000 in 2019.

(b) Audit-Related Fees - There were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $11,000 in 2018 and $11,000 in 2019.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant’s  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the “Audit Committee”) reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) During the fiscal years ending March 31, 2018 and March 31, 2019, non-audit fees (inclusive of tax fees) billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant for the Reporting period were $11,000 and $11,000, respectively.  During the fiscal years ending March 31, 2018 and March 31, 2019, non-audit fees billed by the Registrant’s principal accountant for non-audit services provided to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant  affiliated entities of the Registrant (including the Adviser) were $5,257,872 and $6,242,388, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that may be rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s proxy voting procedures are filed under Item 13(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant’s portfolios is the responsibility of the Portfolio Manager of the Adviser, Thomas N. Williams (the “Portfolio Manager”).  Mr. Williams is the Chief Investment Officer of Pine Grove Funds at FRM Investment Management (USA) LLC (“FRM”), based in New York, and a member of FRM’s Investment Committee.  Prior to assuming his current role, Mr. Williams was a Managing Member, the Chief Investment Officer and the Head of Investments at Pine Grove Asset Management (now operating as Pine Grove Funds under the FRM business). Prior to this, Mr. Williams practiced law in California for three years, specializing in intellectual property and venture capital transaction. Mr. Williams holds a Bachelor of Arts in Economics from Trinity College and a JD from the University of Southern California School of Law. Mr. Williams is also a member of the CFA Institute and the New York Society of Security Analysts.

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2019.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Thomas N. Williams	None	$288,000,000	None

(a)(3)  Compensation of the Portfolio Manager.  The compensation of the Portfolio Manager is comprised of a fixed annual salary and a discretionary annual bonus determined by the Adviser. In addition, the Portfolio Manager may be eligible to receive additional compensation based on certain factors, including but not limited to, the economic performance of the Adviser. Any amounts earned by the Portfolio Manager are payable by the Adviser and not by the Fund.
(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2019 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of $50,001 – $100,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2018 to April 30, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
May 1, 2018 to May 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
June 1, 2018 to June 30, 2018
Class I Shares	February 20, 2018	1,240.358	$10,264,158	$988.91	1,240.358	March 22, 2018	-
Class A Shares	February 20, 2018	261.467	$1,010,211	$985.00	261.467	March 22, 2018	-
July 1, 2018 to July 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
August 1, 2018 to August 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
September 1, 2018 to September 30, 2018
Class I Shares	May 21, 2018	424.257	$10,119,024	$998.80	424.257	August 30, 2018	-
Class A Shares	May 21, 2018	0.000	$986,412	$992.76	0.000	August 30, 2018	-
October 1, 2018 to October 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
November 1, 2018 to November 30, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
December 1, 2018 to December 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
January 1, 2019 to January 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
February 1, 2019 to February 28, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
March 1, 2019 to March 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
Total		1,926.082		N/A	1,926.082		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Registrant did not participate in securities lending activities during the fiscal year ended March 31, 2019.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Institutional Fund

By	/s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date	6/3/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date	6/3/19

By	/s/ Colin Bettison
Colin Bettison, Chief Financial Officer

Date	6/3/19